Related Party Transactions (Details Narrative)				1 Months Ended		12 Months Ended
	Mar. 05, 2022 USD ($) shares	Feb. 05, 2022 shares	Jan. 14, 2022 shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 shares	Oct. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Lease liability						$ 1,275,756	$ 1,735,503
Due to related party						9,433	33,260
Lease payments						28,871	17,802
Leases liabilities payable						810,645	1,003,373
Related party expenses						60,000	58,020
Accounts payable, accrued liabilities						$ 947,233	1,199,826		$ 442,422
Loan description						Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 26). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 26).
Number of common shares issued | shares		10,231,784	600,000	1,953,125	23,162,579			1,153,095
Fair value of shares				$ 349,809
Proceeds from issuance of stock	$ 394,546
Number of PBIC common stock issued | shares	2,444,444
Number of warrants issued | shares	2,444,444
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable, accrued liabilities						$ 1,154	1,154
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Royalties						305	19,035
C E O [Member]
IfrsStatementLineItems [Line Items]
Long-term liabilities						$ 62,900	$ 162,899
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							500,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							500,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							750,000
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares						250,000
Director [Member]
IfrsStatementLineItems [Line Items]
Stock issued for compensation, value						$ 18,000
Stock issued for compensation, shares | shares						273,750
Share with fair value						$ 20,562	$ 18,000
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges						72,000	73,000
Lease liability						193,312	242,228
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges						184,500	60,000
Lease liability						$ 607,900	$ 727,885